Long-term Financing Arrangements - 10K - Gain on Extinguishment of Debt (Details) - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Oct. 15, 2023	Oct. 09, 2022	Oct. 15, 2023	Oct. 09, 2022	Apr. 30, 2023	Apr. 24, 2022	Apr. 25, 2021
Debt Disclosure [Abstract]
Forgiveness of PPP loans and accrued interest					$ 8,458	$ 2,728	$ 0
Extinguishment of residual issuance cost					(93)	0	0
Other					(10)	72	388
Total	$ 0	$ (10)	$ 0	$ 8,448	$ 8,355	$ 2,800	$ 388